Personnel expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Disclosure of initial application of standards or interpretations [line items]
Salaries and wages	€ 6,055	€ 6,094	€ 6,517
Share-based payment expenses	76	77	62
Pension and other post-employment benefit expenses, net	362	242	465
Social security costs	817	947	985
Total personnel expenses	7,310	7,360	8,029
Equity-settled awards	76	77	62
Net gain on pension plan amendments, curtailments and settlements	€ 58	€ 131	€ (52)
Average number of employees | employee	92,039	98,322	103,083
Increase (decrease) due to reclassification
Disclosure of initial application of standards or interpretations [line items]
Salaries and wages		€ 141	€ 161
Share-based payment expenses		€ 28	€ 33